UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS SUPPLEMENTARY CASH FLOW (Parenthetical) - USD ($) $ in Thousands		Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Cash and cash equivalents		$ 42,263	$ 47,661	$ 51,961	$ 96,648
Restricted cash and short-term deposits		57,143	46,333	48,743	31,330
Restricted cash - non-current		124,031	135,928	129,954	141,114
Cash, cash equivalents, restricted cash and restricted cash equivalents	[1],[2]	$ 223,437	$ 229,922	$ 230,658	$ 269,092

[1]	Included within restricted cash are security deposits for our finance lease, debt facility and performance guarantees issued to the charterers.
[2]	The following table identifies the balance sheet line-items included in ‘cash, cash equivalents and restricted cash’ presented in the unaudited condensed consolidated statements of cash flows:

	September 30,	December 31,	September 30,	December 31,
(in thousands of $)	2020	2019	2019	2018
Cash and cash equivalents	42,263	47,661	51,961	96,648
Restricted cash and short-term deposits	57,143	46,333	48,743	31,330
Restricted cash - non-current	124,031	135,928	129,954	141,114
	223,437	229,922	230,658	269,092